Finance Costs	12 Months Ended
Mar. 31, 2025
Finance Costs [Abstract]
FINANCE COSTS

6. FINANCE COSTS

		For the fiscal year ended March 31,
		2025	2024	2023
	Notes	US$’000	US$’000	US$’000
Interest expense on loan due to a related company	18(a)	-	312	169
Interest expense on loan due to a shareholder	18(c)	351	-	-
Interest expense on loan due to bank borrowings	17(a)	114	10	-
Interest expense on loan due to other borrowings	17(b)	84	-	-
		549	322	169